Account Payables and Accrued Expenses - Lease liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Account Payables and Accrued Expenses
Interest expense	$ 71
Expense relating to short-term leases with payments directly charged to profit or losses	881
Expense relating to leases of low-value assets with payments directly charged to profit or losses	0
Expense relating to variable lease payments not included in the measurement of lease liabilities	0
Total cash outflows for leases	1,824
Depreciation charge for right-of-use assets (see Note 12)	738
Carrying amount of right-of-use assets at the end of the reporting period (see Note 12)	$ 1,188